Taxation - Income taxes (Details) RM in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cayman Islands
Taxation
Withholding tax					$ 0
Singapore
Taxation
Income tax rate (as a percent)	17.00%	17.00%
Thailand
Taxation
Income tax rate (as a percent)	20.00%	20.00%
Saudi Arabia
Taxation
Income tax rate (as a percent)	20.00%	20.00%
United Arab Emirates
Taxation
Income tax rate (as a percent)	9.00%	9.00%
Philippines | Philippines Co II
Taxation
Income tax rate (as a percent)	25.00%	25.00%
Percentage of exemption from corporate income tax	100.00%	100.00%
Income tax holiday (in years)	P4Y	P4Y
Philippines | Philippines Co III
Taxation
Income tax rate (as a percent)	20.00%	20.00%
Philippines | Philippines Co II and Philippines Co III
Taxation
VAT tax (as a percent)	12.00%	12.00%
Philippines | Philippines Co I, Philippines Co II and Philippines Co III
Taxation
Withholding tax					$ 0	$ 0	$ 0
Withholding tax rate on dividends	25.00%	25.00%
First HK$2 million of profits | Hong Kong
Taxation
Income tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%
Profits earned by subsidiaries	$ 2		$ 2	$ 2
Remaining profits | Hong Kong
Taxation
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Taxable income of 1,50,000 | Malaysia
Taxation
Income tax rate (as a percent)	15.00%	15.00%
Taxable income, slab amount | RM		RM 150
Taxable income of 4,50,000 | Malaysia
Taxation
Income tax rate (as a percent)	17.00%	17.00%
Taxable income, slab amount | RM		RM 450
Taxable income after 4,50,000 | Malaysia
Taxation
Income tax rate (as a percent)	24.00%	24.00%